Segment information and revenue from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment information and revenue from contracts with customers
Revenue	€ 48,780	€ 40,478	€ 31,689
Europe
Segment information and revenue from contracts with customers
Revenue	7,447	6,850	5,676
-Germany
Segment information and revenue from contracts with customers
Revenue	508	1,061
-Netherlands
Segment information and revenue from contracts with customers
Revenue	25
Middle East
Segment information and revenue from contracts with customers
Revenue	14,099	12,401	8,846
-Saudi Arabia
Segment information and revenue from contracts with customers
Revenue	7,417	5,475	4,926
North America
Segment information and revenue from contracts with customers
Revenue	23,276	18,113	14,897
-United States
Segment information and revenue from contracts with customers
Revenue	22,778	17,296	13,482
Latin America
Segment information and revenue from contracts with customers
Revenue	2,987	2,185	1,474
Asia Pacific
Segment information and revenue from contracts with customers
Revenue	971	929	796
Pharmaceutical
Segment information and revenue from contracts with customers
Revenue	21,522	17,307	13,931
Pharmaceutical | Europe
Segment information and revenue from contracts with customers
Revenue	381	654	493
Pharmaceutical | -Germany
Segment information and revenue from contracts with customers
Revenue	233	654
Pharmaceutical | -Netherlands
Segment information and revenue from contracts with customers
Revenue	0
Pharmaceutical | Middle East
Segment information and revenue from contracts with customers
Revenue	122
Pharmaceutical | North America
Segment information and revenue from contracts with customers
Revenue	20,896	16,653	13,438
Pharmaceutical | -United States
Segment information and revenue from contracts with customers
Revenue	20,896	16,653	13,438
Pharmaceutical | Latin America
Segment information and revenue from contracts with customers
Revenue	123
Pharmaceutical | Asia Pacific
Segment information and revenue from contracts with customers
Revenue	0
Diagnostics
Segment information and revenue from contracts with customers
Revenue	27,258	23,171	17,758
Diagnostics | Europe
Segment information and revenue from contracts with customers
Revenue	7,066	6,196	5,183
Diagnostics | -Germany
Segment information and revenue from contracts with customers
Revenue	275	407
Diagnostics | -Netherlands
Segment information and revenue from contracts with customers
Revenue	25
Diagnostics | Middle East
Segment information and revenue from contracts with customers
Revenue	13,977	12,401	8,846
Diagnostics | -Saudi Arabia
Segment information and revenue from contracts with customers
Revenue	7,417	5,475	4,926
Diagnostics | North America
Segment information and revenue from contracts with customers
Revenue	2,380	1,460	1,459
Diagnostics | -United States
Segment information and revenue from contracts with customers
Revenue	1,882	643	44
Diagnostics | Latin America
Segment information and revenue from contracts with customers
Revenue	2,864	2,185	1,474
Diagnostics | Asia Pacific
Segment information and revenue from contracts with customers
Revenue	€ 971	€ 929	€ 796